Sale of Homestake Resources (Tables)	12 Months Ended
Dec. 31, 2022
Sale of Homestake Resources
Sale of Homestake Resources
Net assets derecognized:	Total
Mineral interests	$16,460
Reclamation bond	68
$16,528
Net proceeds:
Cash	$5,000
Working capital adjustment	68
76,504,590 common shares of Dolly Varden	60,439
Transaction costs	(589)
$64,918
Net gain on disposition	$48,390